Fair value measurements - Loss gain from financial instruments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 MXN ($) $ / $	Apr. 25, 2019 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (455,009)	$ 52,097	$ 353,943
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ (14,413)	$ (283,691)	$ (42,148)	$ 624,694
Exchange rate	19.6829	19.6829	19.7354	20.6640	18.9578	7.7440	609.6100	7.3448	572.5600	7.5221	561.1000
Foreign currency forward contract
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (52,516)	$ 11,290
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		14,241	(2,090)
Jet fuel Asian call options
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(402,493)	26,980	$ 305,166
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(174,984)	(54,202)	583,065
Jet fuel Zero cost collars
(Loss) gain on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		$ (122,948)
Interest rate swap contracts
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations			13,827	48,777
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income			$ 14,144	$ 41,629